UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

 (Address of principal executive offices)(Zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1.  Schedule of Investments.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares			Value
		COMMON STOCK - 98.5%
		BANKS - 4.8%
5,500		First Republic Bank/CA	$ 363,330

		BUILDING MATERIALS - 0.8%
3,045		Summit Materials, Inc. *	61,022

		COMMERCIAL SERVICES - 16.6%
10,000		INC Research Holdings, Inc. *	485,100
8,000		Sabre Corp.	223,760
6,500		ServiceMaster Global Holdings, Inc. *	255,060
11,000		TransUnion	303,270
			1,267,190
		COMPUTERS - 2.4%
12,000		Pure Storage, Inc.	186,840

		DIVERSIFIED FINANCIAL SERVICES - 3.3%
-	(a)	Depository Trust & Clearing Corp. *	3,600
11,000		Virtu Financial, Inc. - Class A*	249,040
			252,640
		FOOD - 4.3%
9,000		Performance Food Group Co.	208,260
3,000		WhiteWave Foods Co. *	116,730
			324,990
		HEALTHCARE-SERVICES - 4.5%
19,000		Teladoc, Inc.	341,240

		HOME BUILDERS - 0.5%
2,000		Century Communites, Inc.	35,420

		INSURANCE - 3.9%
8,000		Voya Financial, Inc.	295,280

		INTERNET SOFTWARE & SERVICES - 15.6%
3,500		Alibaba Group Holding, Ltd. - ADR *	284,445
7,000		Facebook, Inc. - Class A *	732,620
1,000		GoDaddy, Inc. - Class A *	32,060
6,000		Twitter, Inc. *	138,840
			1,187,965
		LODGING - 3.4%
12,000		Hilton Worldwide Holdings, Inc. *	256,800

		MEDIA - 3.2%
8,000		Markit Ltd.	241,360

		PACKAGING & CONTAINERS - 0.9%
2,000		Berry Plastics Group, Inc. *	72,360

		PHARMACEUTICALS - 15.3%
5,000		Diplomat Pharmacy, Inc. *	171,100
4,000		Galapagos NV ADR	251,520
7,000		Global Blood Therapeutics, Inc.	226,310
2,000		Quintiles Transnational Holdings, Inc. *	137,320
8,000		Zoetis, Inc. - Class A	383,360
			1,169,610

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares		Value
	PIPELINES - 1.6%
3,000	Shell Midstream Partners LP	$ 124,560

	RETAIL - 7.8%
8,000	Dave & Buster's Entertainment, Inc.	333,920
10,000	Duluth Holdings, Inc.	145,900
4,000	Zoe's Kitchen, Inc. *	111,920
		591,740
	SOFTWARE - 5.1%
8,000	Black Knight Financial Services, Inc. - Class A *	264,480
8,000	First Data Corp.	128,160
		392,640
	TELECOMMUNICATIONS - 4.5%
2,000	Palo Alto Networks, Inc. *	352,280

	TOTAL COMMON STOCK (Cost - $6,170,450)	7,517,267

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUNDS - 1.8%
66,478	Dreyfus Institutional Reserve Money Fund
	Premier Shares, 0.00% **	66,478
66,478	Milestone Treasury Obligations Fund
	Institutional Shares, 0.01% **	66,478
	TOTAL SHORT-TERM INVESTMENTS	132,956
	(Cost - $132,956)

	TOTAL INVESTMENTS - 100.3% (Cost - $6,303,406) (b)	$ 7,650,223
	OTHER ASSETS LESS LIABILITIES - (0.3) %	(20,229)
	NET ASSETS - 100.0%	$ 7,629,994

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2015.
ADR - American Depositary Receipt
LP - Limited Partnership
(a) Illiquid Security; the Fund holds fractional shares of this security.
(b) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $6,267,659. At December 31, 2015, net appreciation for all securities was $1,382,564. This consists of aggregate gross unrealized appreciation of $1,641,953 and aggregate gross unrealized depreciation of $259,389.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation- The values of the Fund’s securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,513,666	$ -	$ 3,601	$ 7,517,267
Short Term Investments	132,956	-	-	$ 132,956
Total	$ 7,646,622	$ -	$ -	$ 7,650,223
There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

There was no change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2015.

Level 3 investments are valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of security. The investments did not have a material impact on the Fund’s net assets, therefore unobservable inputs used in formulating such valuations are not presented.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value (US$)

	COMMON STOCKS - 98.3%
	CONSUMER DISCRETIONARY - 14.5%
	Automobiles - 0.6%
2,296	Ferrari NV * (a)	$ 110,208

	Diversified Consumer Services - 3.6%
4,242	Nord Anglia Education, Inc. *	86,028
15,768	ServiceMaster Global Holdings, Inc. *	618,736
		704,764

	Hotels, Restaurants & Leisure - 0.8%
11,057	La Quinta Holdings, Inc. *	150,486

	Household Durables - 0.9%
10,488	GoPro, Inc. - Cl. A * (a)	188,889

	Internet & Catalog Retail - 5.9%
32,798	JD.com, Inc. - ADR *	1,058,227
2,500	Wayfair, Inc. - Cl. A *	119,050
		1,177,277

	Media - 1.7%
11,165	Markit, Ltd. *	336,848

	Specialty Retail - 1.0%
9,300	Michaels Cos., Inc. *	205,623
		2,874,095

	CONSUMER STAPLES - 0.5%
	Food & Staples Retailing - 0.2%
1,600	Performance Food Group Co. *	37,024

	Food Products - 0.3%
3,662	Blue Buffalo Pet Products, Inc. *	68,516
		105,540

	ENERGY - 6.2%
	Oil, Gas & Consumable Fuels - 6.2%
7,400	Antero Midstream Partners LP	168,868
2,800	Dominion Midstream Partners LP *	85,848
1,644	Euronav SA *	22,539
4,688	Memorial Resource Development Corp. *	75,711
13,200	Parsley Energy, Inc. - Cl. A *	243,540
11,538	Rice Energy, Inc. *	125,764
9,576	RSP Permian, Inc. *	233,559
6,542	Shell Midstream Partners LP	271,624
		1,227,453
		1,227,453

	FINANCIALS - 29.7%
	Capital Markets - 0.8%
1,500	Ares Management LP *	19,395
4,386	OM Asset Management PLC	67,237
3,000	Virtu Financial, Inc. - Cl. A	67,920
		154,552

	Commercial Banks - 8.1%
61,000	Citizens Financial Group, Inc.	1,597,590

	Consumer Finance - 16.7%
58,976	Ally Financial, Inc. *	1,099,313
13,320	Santander Consumer USA Holdings, Inc. *	211,122
65,699	Synchrony Financial *	1,997,906
		3,308,341
Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015 (Continued)

Shares		Value (US$)

	Real Estate Investment Trusts (REITs) - 4.1%
15,411	Outfront Media, Inc.	$336,422
16,547	Paramount Group, Inc.	299,501
7,538	STORE Capital Corp.	174,882
		810,805
		5,871,288

	HEALTH CARE - 14.4%
	Biotechnology - 6.6%
4,244	Galapagos NV - ADR *	266,863
8,224	Juno Therapeutics, Inc. * (a)	361,609
4,496	Kite Pharma, Inc. *	277,043
3,622	Ultragenyx Pharmaceutical, Inc. *	406,316
		1,311,831

	Health Care Providers & Services - 1.4%
4,036	Diplomat Pharmacy, Inc. *	138,112
5,300	HealthEquity, Inc. *	132,871
		270,983

	Health Care Technology - 2.6%
18,268	IMS Health Holdings, Inc. *	465,286
3,300	Inovalon Holdings, Inc. - Cl. A *	56,100
		521,386

	Life Sciences Tools & Services - 2.4%
3,520	INC Research Holdings, Inc. - Cl. A *	170,755
2,188	PRA Health Sciences, Inc. *	99,051
6,906	VWR Corp. *	195,509
		465,315

	Pharmaceuticals - 1.4%
11,450	Catalent, Inc. *	286,594
		2,856,109

	INDUSTRIALS - 2.2%
	Professional Services - 1.7%
12,166	TransUnion *	335,416

	Trading Companies & Distributors - 0.5%
1,652	Avolon Holdings, Ltd. *	51,146
2,478	Univar, Inc. *	42,151
		93,297
		428,713

	INFORMATION TECHNOLOGY - 25.1%
	Communications Equipment - 1.6%
4,189	Arista Networks, Inc. *	326,072

	Computers & Peripherals - 0.3%
3,500	Pure Storage, Inc. - Cl. A * (a)	54,495

	Electronic Equipment, Instruments & Components - 1.1%
7,500	Fitbit, Inc. - Cl. A * (a)	221,925

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015 (Continued)

Shares		Value (US$)

	Internet Software & Services - 12.2%
23,652	Alibaba Group Holding, Ltd. - ADR *	$ 1,922,198
2,800	GoDaddy, Inc. - Cl. A *	89,768
6,907	GrubHub, Inc. * (a)	167,149
8,419	Lending Club Corp. *	93,030
3,800	Match Group, Inc. * (a)	51,490
1,800	Momo, Inc. - ADR *	28,836
1,000	Shopify, Inc. - Cl. A *	25,800
2,000	Weibo Corp. - ADR *	39,000
		2,417,271

	IT Services - 5.1%
2,902	Black Knight Financial Services, Inc. - Cl. A *	95,940
20,578	First Data Corp. - Cl. A *	329,660
19,369	Sabre Corp.	541,751
3,100	Square, Inc. - Cl. A * (a)	40,579
		1,007,930

	Software - 4.8%
1,482	Cheetah Mobile, Inc. - ADR * (a)	23,741
2,961	King Digital Entertainment PLC	52,943
20,576	Mobileye NV *	869,953
		946,637
		4,974,330

	MATERIALS - 3.2%
	Chemicals - 2.6%
19,591	Axalta Coating Systems, Ltd. *	522,100

	Construction Materials - 0.6%
5,800	Summit Materials, Inc. - Cl. A *	116,232
		638,332

	TELECOMMUNICATION SERVICES - 1.6%
	Diversified Telecommunication Services - 1.6%
11,488	Zayo Group Holdings, Inc. *	305,466

	UTILITIES - 0.9%
	Independent Power Producers & Energy Traders - 0.9%
4,816	Abengoa Yield PLC (a)	92,901
6,100	NRG Yield, Inc. - Cl. C	90,036
		182,937

	TOTAL COMMON STOCKS (Cost - $20,277,968)	19,464,263

	LIMITED PARTNERSHIPS - 0.8%
Units

	ENERGY - 0.8%
	Oil, Gas & Consumable Fuels - 0.8%
2,714	EQT GP Holdings LP *	56,343
6,500	Tallgrass Energy GP LP	103,805
		160,148

	TOTAL LIMITED PARTNERSHIPS (Cost - $165,024)	160,148

	MASTER LIMITED PARTNERSHIPS - 0.2%
	ENERGY - 0.2%
	Oil, Gas & Consumable Fuels - 0.2%
3,689	Enable Midstream Partners LP *	33,939

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015 (Continued)

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $61,028)	33,939

Shares

	SHORT-TERM INVESTMENTS - 5.1%
1,013,426	State Street Navigator Prime Securities Lending Portfolio (b)	1,013,426

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,013,426)	1,013,426

	TOTAL INVESTMENTS - 104.4% (Cost - $21,517,446) (c)	$20,671,776
	LIABILITIES LESS OTHER ASSETS - (4.4) %	(875,191)
	NET ASSETS - 100.0%	$19,796,585

* Non-income producing security.
(a) Securities (or a portion of the security) on loan. As of December 31, 2015, the market value of securities loaned was $981,122. The loaned securities were secured with cash collateral of $1,013,426. Collateral is calculated based on prior day’s prices.
(b) Represents investments of cash collateral received in connection with securities lending.
(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $21,517,446. At December 31, 2015, net depreciation for all securities was $845,670. This consists of aggregate gross unrealized appreciation of $640,201 and aggregate gross unrealized depreciation of $1,485,871.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value (US$)

	COMMON STOCKS - 97.3%
	AUSTRALIA - 3.5%
15,671	Healthscope, Ltd.	$30,376
24,917	Medibank Pvt, Ltd. *	39,037

		69,413

	BELGIUM - 1.1%
634	Ontex Group NV	22,572

	BRITAIN - 12.1%
5,551	AA PLC *	25,696
6,629	Auto Trader Group PLC * (a)	43,390
2,059	Card Factory PLC	11,085
4,115	Just Eat PLC *	29,950
3,376	Pets at Home Group PLC	13,726
6,821	Saga PLC	20,262
2,068	Sophos Group PLC * (a)	7,987
2,505	Spire Healthcare Group PLC (a)	11,555
4,226	SSP Group PLC	20,247
2,073	Virgin Money Holdings UK PLC *	11,634
9,336	Worldpay Group PLC * (a)	42,294

		237,826

	CANADA - 1.4%
762	Hydro One, Ltd. * (a)	12,275
1,469	Seven Generations Energy, Ltd. - Cl. A *	14,311

		26,586

	CHINA - 14.1%
6,607	3SBio, Inc. * (a)	9,292
12,384	BAIC Motor Corp., Ltd. - Cl. H * (a)	12,368
7,588	CAR, Inc. * (b)	12,572
10,512	Central China Securities Co., Ltd. - Cl. H	5,751
90,570	CGN Power Co., Ltd. (a)	33,891
11,280	China Conch Venture Holdings, Ltd.	23,346
29,865	China Everbright Bank Co., Ltd. - Cl. H	14,566
20,906	China Huarong Asset Management Co., Ltd. * (a) (b)	8,282
3,036	China International Capital Corp., Ltd. - Cl. H * (a)	4,944
7,133	China Railway Signal & Communication Corp., Ltd. - Cl. H * (a)	4,740
30,564	China Reinsurance Group Corp. - Cl. H *	9,307
6,044	Cosmo Lady China Holdings Co., Ltd. (a) (b)	5,061
12,404	Dali Foods Group Co., Ltd. * (a) (b)	7,042
6,151	Dalian Wanda Commercial Properties Co., Ltd. - Cl. H (a)	35,953
14,028	GF Securities Co., Ltd. - Cl. H *	35,332
6,794	Guorui Properties, Ltd.	2,761
10,277	Huatai Securities Co., Ltd. - Cl. H * (a)	23,975
2,131	Legend Holdings Corp. - Cl. H * (a) (b)	7,575
9,565	Logan Property Holdings Co., Ltd.	3,234
11,732	Luye Pharma Group, Ltd. *	12,232
3,283	Red Star Macalline Group Corp., Ltd. - Cl. H * (a)	4,016
40,580	Tianhe Chemicals Group, Ltd. * (a) (c)	—

		276,240

	DENMARK - 2.9%
1,560	ISS AS	56,497

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015 (Continued)

Shares		Value (US$)

	FRANCE - 4.1%
298	Amundi SA * (a)	$13,984
711	Coface SA *	7,214
1,166	Elior Participations SCA (a)	24,456
588	Elis SA	9,745
649	Europcar Groupe SA * (a)	8,580
167	Gaztransport Et Technigaz SA	7,071
502	SPIE SA *	9,258
		80,308

	GERMANY - 6.0%
742	Covestro AG * (a)	27,122
920	Deutsche Pfandbriefbank AG * (a)	11,198
154	Hapag Lloyd AG *	3,370
277	Hella KGaA Hueck & Co.	11,599
338	Rocket Internet AG * (a)	10,373
925	Schaeffler AG - (Preference Shares) *	16,335
945	Zalando SE * (a)	37,382
		117,379

	HONG KONG - 1.9%
45,291	Hang Fat Ginseng Holdings Co., Ltd.	4,149
5,059	Kerry Logistics Network, Ltd.	7,376
47,768	WH Group, Ltd. * (a)	26,627
		38,152

	INDONESIA - 0.2%
23,728	Mitra Keluarga Karyasehat Tbk PT	4,131

	IRELAND - 0.3%
1,023	Permanent TSB Group Holdings PLC *	5,115

	ITALY - 3.8%
1,862	Anima Holding S.p.A. (a)	16,228
1,891	FinecoBank Banca Fineco S.p.A.	15,670
2,135	Infrastrutture Wireless Italiane S.p.A. * (a)	11,694
4,041	Poste Italiane S.p.A. * (a)	31,180

		74,772

	JAPAN - 14.7%
3,214	Japan Display, Inc. *	9,386
3,736	Japan Post Bank Co., Ltd. *	54,395
4,484	Japan Post Holdings Co., Ltd. *	69,576
598	Japan Post Insurance Co., Ltd. *	15,498
3,040	Recruit Holdings Co., Ltd.	90,040
1,921	Seibu Holdings, Inc.	39,652
862	Skylark Co., Ltd.	11,252

		289,799

	MALAYSIA - 0.3%
16,756	Malakoff Corp. Bhd	6,244

	MEXICO - 0.3%
5,039	Nemak SAB de CV * (a)	6,815

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015 (Continued)

Shares		Value (US$)

	NETHERLANDS - 13.3%
1,912	ABN AMRO Group NV * (a)	$42,950
1,031	Altice NV - Cl. B *	15,014
3,283	Altice NV - Cl. A *	47,273
607	Euronext NV (a)	31,192
263	Flow Traders (a)	12,960
452	GrandVision NV * (a)	13,587
446	IMCD Group NV	16,511
2,320	NN Group NV	82,067
		261,554

	NORWAY - 0.8%
567	Entra ASA (a)	4,564
893	XXL ASA (a)	10,290
		14,854

	SOUTH KOREA - 6.9%
633	Cheil Industries, Inc. *	75,579
15	Cuckoo Electronics Co., Ltd.	2,936
259	Samsung SDS Co., Ltd.	56,105

		134,620

	SPAIN - 6.4%
574	Aena SA * (a)	65,748
1,256	Cellnex Telecom SAU (a)	23,532
2,890	Merlin Properties Socimi SA - REIT	36,259

		125,539

	SWEDEN - 1.1%
1,194	Com Hem Holding AB	10,863
417	Lifco AB - Cl. B	10,473

		21,336

	SWITZERLAND - 1.4%
145	SFS Group AG *	10,134
305	Sunrise Communications Group AG * (a)	17,997

		28,131

	UAE - 0.7%
18,862	Emaar Malls Group PJSC *	14,174

	TOTAL COMMON STOCKS (Cost - $1,968,877)	1,912,057

	SHORT-TERM INVESTMENTS - 1.6%
32,282	State Street Navigator Prime Securities Lending Portfolio (d)	32,282

	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,282)	32,282

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015 (Continued)

TOTAL INVESTMENTS - 98.9% (Cost - $2,001,159) (e)	$1,944,339
OTHER ASSETS LESS LIABILITIES - 1.1%	21,299
NET ASSETS - 100.0%	$1,965,638

* Non-income producing security.
(a) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(b) Securities (or a portion of the security) on loan. As of December 31, 2015, the market value of securities loaned was $55,326. The loaned securities were secured with cash collateral of $32,282 and non-cash collateral with a value of $27,272. The non-cash collateral received consists primarily of government securities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c) Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.
(d) Represents investments of cash collateral received in connection with securities lending.
(e) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $2,001,159. At December 31, 2015, net depreciation for all securities was $56,820. This consists of aggregate gross unrealized appreciation of $102,878 and aggregate gross unrealized depreciation of $159,698.
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

Renaissance IPO ETFs Notes to Financial Statements

For the Period Ended December 31, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION: The values of the Funds' securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith using good faith estimates as determined in accordance with the Trust's Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the "Board"). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund's Adviser, Renaissance Capital LLC (the "Advisor") and/or the Fund's Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2015, all of the Funds' investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

It is the Funds' policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no significant transfers in to or out of any level during the current period presented.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/ William K. Smith
William K. Smith
President

Date: February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: February 24, 2016